Commitment and contingencies - Legal proceeding - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			7 Months Ended	5 Months Ended	8 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	May 24, 2012	Aug. 31, 2012
Legal Settlements And Other	$ (2,013)	$ 4,585	$ (9,360)
Loss of hire insurance recoveries recognized as revenue	2,185,524	1,492,014	1,210,139
Receivables previously recognized	2,825	2,948
Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc
Legal Settlements And Other		6,000
Proceeds from legal settlements				5,000
Previously recognized insurance claim		11,000
Leiv Eiriksson
Payments for Legal Settlements					6,100
Legal Settlements And Other			6,100
Ocean Rig Corcovado
Proceeds from legal settlements	20,200					24,600
Loss of hire insurance recoveries recognized as revenue	20,200		24,600
Ocean Rig Mylos
Proceeds from legal settlements	39,100
Loss of hire insurance recoveries recognized as revenue	$ 39,600